Debt - Additional Information (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Proceeds from long-term borrowings	$ 18.7	$ 10.8
Repayments of debt and capital lease obligations	23.9	14.6
Asset-Backed Debt
Debt Instrument [Line Items]
Proceeds from long-term borrowings	8.6	4.8
Repayments of debt	$ 6.3	$ 3.6